                                                              SEMI-ANNUAL REPORT

                                                     Green Century Balanced Fund
                                                       Green Century Equity Fund
[LOGO OF GREEN CENTURY FUNDS]                                   January 31, 2000

     An Investment For Your Future. 29 Temple Place, Boston, Massachusetts 02111

For information on the Green Century Funds(R), call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 9:00 am to 5:00 pm Eastern Time, Monday through Friday. For share price and account information, call 1-800-221-5519, twenty-four hours a day.
--------------------------------------------------------------------------------
          Dear Green Century Funds Shareholder:

          The Green Century Funds were founded in 1991 by a partnership of environmental advocacy organizations. Since that time, the mission of the Funds has been to seek solid financial returns for environmentally conscious investors while promoting greater corporate environmental responsibility and accountability. We are proud to report to our many new investors and our long-term shareholders our progress toward these goals.
          A strong fourth quarter, driven by technology stocks, brought the stock market to record highs at the end of the 1999 calendar year. The Standard & Poor's 500 Index (the "S&P 500(R) Index"/1/) returned over 21.04% for Calendar Year 1999, the fifth consecutive year of total returns above 20%, a first in stock market history. We are happy to report that in this strong investment climate, both of the Green Century Funds thrived and delivered strong returns.* The noteworthy performance of the Balanced Fund captured media attention in a large variety of financial and other publications, including The Wall Street Journal, Kiplinger's Personal Finance, Money Magazine and The Christian Science Monitor.
          The Green Century Funds' assets under management grew over 80%, due to both market appreciation and new investments (see below for specific performance information), for the year ended January 31, 2000. We welcome our many new investors and thank our long-term shareholders for your continued commitment to environmentally responsible investing.

          The Green Century Balanced Fund's one-year total return for the 1999 calendar year was 76.39%, far exceeding the 8.98% average annual total return of balanced funds tracked by Lipper Analytical Services ("Lipper") for the same period./2/ As of December 31, 1999, the three- and five-year average annual total returns of the Balanced Fund were 23.57% and 22.78%, respectively, as compared to the three- and five-year average annual total returns of balanced funds tracked by Lipper of 14.69% and 16.33% as of the same date. Since inception on March 18, 1992, the Balanced Fund's average annual total return was 14.09%.*
          For the six months period ended January 31, 2000, the Balanced Fund was up 75.22% in contrast to the average total return of balanced funds tracked by Lipper that rose 1.97% for the same time period.* As of January 31, 2000, the Balanced Fund ranked #1 of the 457 balanced funds ranked by Lipper for the one-year period and #1 of the 233 balanced funds tracked by Lipper for the five-year period./2/
          According to the Balanced Fund's Portfolio Manager, Jack Robinson, the recent strong performance of the Fund is largely attributable to three factors. First, the fixed income portion of the portfolio is in intermediate, high-yield bonds which have tended to outperform higher quality bonds in

*The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

periods of rising interest rates. Second, the stock market is rediscovering the small-to mid-sized companies that presently offer attractive value and exposure to the "new economy" emerging growth stocks of the future. The Balanced Fund has emphasized these sectors recently. Lastly, green, sustainable growth companies, after being overlooked by the market for some time, are now receiving some recognition. "Healthy Living" companies that produce goods such as natural foods are being acquired by larger, older companies and most emerging energy stocks (fuel cells, solar and wind power) are soaring as they become increasingly cost-competitive with the "old economy" energy producers.
          While we are very pleased with the noteworthy performance of the Balanced Fund over the past year, we remind our shareholders to remain cautious in your expectations for 2000. As of February 29, 2000, the Balanced Fund was up 153.92% for the one-year period and 29.99% for the five-year period.* Triple-digit and high double-digit returns likely cannot be sustained over the long-term. In the context of high economic growth and signs of a pickup in inflation, the Federal Reserve has already moved to rein in growth with interest rate hikes, which, among other factors, could lead to reduced returns.

          The Green Century Equity Fund's total return for the one-year ended December 31, 1999 was 21.97%, exceeding the S&P 500(R) Index return of 21.04%. The three-year average annual return was 29.87%, exceeding the three-year average annual return of 27.56% for the S&P 500(R) Index, and the five-year average annual total return of the Equity Fund was 29.11%, also exceeding the S&P 500(R) Index's 28.56% performance for the same period. Since inception on June 3, 1991, the average annual total return for the Green Century Equity Fund was 19.17% as of December 31, 1999./3/*
          As of January 31, 2000, the Green Century Equity Fund's one-, three- and five-year average annual returns were, respectively, 8.64%, 24.47%, and 26.89% as compared to the 10.35%, 22.88%, and 26.59% average annual returns of the S&P 500(R) Index for the same periods. Since inception on June 3, 1991, the Equity Fund's average annual return was 18.19%.*
          The Green Century Equity Fund invests primarily in a portfolio of 400 companies that comprise the Domini Social Index Portfolio (the "Index Portfolio"), a broadly diversified portfolio that excludes companies with the worst environmental and social records. As of January 31, 2000, 99.73% of the net assets of the Fund were invested in the stocks of the 400 companies. Relative to the unscreened S&P 500(R) Index, the Green Century Equity Fund benefited from its overexposure to the semiconductor and computer software industries and its underexposure to the tobacco, drug, defense, and aerospace industries during the six months ended January 31, 2000. During the same period, the Fund's performance was hurt relative to the S&P 500(R) Index by its overexposure to the specialty retail and the food and beverages industries and its underexposure to the drug industry.

          Shareholder advocacy is an important component of the Green Century Funds' mission of promoting greater corporate environmental responsibility. At times, one or both of the Green Century Funds will hold a company which does not meet our environmental standards for the express purpose of enabling the Funds to advocate for changes in irresponsible corporate behavior. Green Century utilizes the power of the Green Century Funds' shareholders to advocate for greater corporate environmental responsibility and to work to hold companies accountable for the impact of their actions on the environment.
          In concert with a national campaign launched by Green Century's founders, the Public Interest Research Groups (PIRGs), Green Century Capital Management shareholder advocacy has continued to focus on efforts to preserve the Coastal Plain of the Arctic National Wildlife Refuge from oil drilling. The Coastal Plain is the biological heart of the Refuge. It is the only conservation area in the nation that provides a complete range of Arctic ecosystems balanced with a wide variety of wildlife including large populations of caribou, muskoxen, brown, black and polar bears, wolves, Dall sheep, snow geese and thousands of other migratory birds. The 125-mile long Coastal Plain is the only section of Alaska's 1100-mile long North Slope not open for oil drilling.
          The Green Century Equity Fund, on behalf of the Index Portfolio, re-filed a shareholder resolution with Atlantic Richfield Company (ARCO)/4/ in November of 1999. The resolution presses ARCO to unconditionally cancel any future plans for oil drilling in the Arctic National Wildlife Refuge and immediately stop the expenditure of any corporate funds targeted to achieve this objective. We'll continue to report on our progress with ARCO in future shareholder updates.
          In the coming year, whether the financial markets continue to grow or slow down, Green Century will continue the work of promoting greater corporate environmental responsibility. Thank you for your investment in the Green Century Funds.

          Respectfully,

          The Green Century Funds

/1/ The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic stocks.
/2/ Lipper Analytical Services, Inc. ("Lipper") is a respected mutual fund ranking service. The Lipper balanced fund category of mutual funds includes funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.
/3/ The Green Century Equity Fund, which commenced investment operations in September 1995, invests all its assets in an existing separate registered investment company which has the same investment objective as the Fund (the "Index Portfolio"). Consistent with regulatory guidance, the performance for the period prior to the Fund's inception reflects the performance of the Index Portfolio adjusted to reflect the deduction of the charges and expenses of the Fund.
/4/ As of January 31, 2000, ARCO comprised 0.40% of the Index Portfolio in which the Equity Fund invests. The holdings of the Balanced Fund and the Equity Fund may change due to ongoing management of the Funds. References to specific investments should not be construed as a recommendation of the security by the Funds, the advisor or the distributor.

This material must be preceded or accompanied by a current prospectus.

Distributor: Sunstone Distribution Services, LLC 3/00

                          GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                                January 31, 2000
                                  (unaudited)

                                                            SHARES     VALUE
COMMON STOCKS--70.4%
Telecommunications--20.0%
American Mobile Satellite Corp. (b)........................  25,000 $   389,062
Inter-Tel, Inc. ...........................................  25,000     750,000
NetOptix Corp. (b).........................................  50,000   4,237,500
Texas Instruments Inc. ....................................   5,000     539,375
Time Warner, Inc. .........................................     200      15,988
                                                                    -----------
                                                                      5,931,925
                                                                    -----------
Healthcare--14.0%
Alkermes, Inc. (b).........................................   8,000     530,500
Allscripts, Inc. (b).......................................   7,500     357,187
ChromaVision Medical Systems, Inc. (b).....................  35,000     514,063
Emisphere Technologies, Inc. (b)...........................  15,000     568,125
MedImmune, Inc. (b)........................................   3,000     438,000
QLT PhotoTherapeutics Inc. (b).............................  10,000     690,625
Thermo BioAnalysis Corp. (b)...............................  40,000   1,050,000
                                                                    -----------
                                                                      4,148,500
                                                                    -----------
Internet Products & Services--10.5%
Ask Jeeves, Inc. (b).......................................   1,700     162,350
eMerge Interactive, Inc. (b)(g)............................     750         --
Macromedia, Inc. (b).......................................   4,000     273,750
OneSource Information Services, Inc. (b)...................  20,000     260,000
S1 Corporation (b).........................................  15,000   1,358,438
Safeguard Scientifics, Inc. (b)............................   7,500   1,065,000
                                                                    -----------
                                                                      3,119,538
                                                                    -----------
Alternative/Renewable Energy--8.6%
AstroPower, Inc. (b).......................................  50,000   1,150,000
Evercel, Inc. (b)..........................................   3,300     127,669
Vestas Wind Systems A/S (b)(c).............................   4,000     930,675
York Research Corp. (b).................................... 100,000     337,500
                                                                    -----------
                                                                      2,545,844
                                                                    -----------
Technology--7.6%
ADE Corp. (b)..............................................  32,500     633,750
Intel Corp. ...............................................     400      39,575
Oak Technology, Inc. (b)...................................  50,000     650,000
Project Software & Development,
 Inc. (b)..................................................  20,000     945,000
                                                                    -----------
                                                                      2,268,325
                                                                    -----------

                                                            SHARES      VALUE
COMMON STOCKS--continued
Healthy Living--6.0%
Natrol, Inc. (b).........................................    100,000 $   671,880
United Natural Foods, Inc. (b)...........................     61,500     661,125
Whole Foods Market, Inc. (b).............................     10,000     460,000
                                                                     -----------
                                                                       1,793,005
                                                                     -----------
Capital Goods--2.0%
American Power Conversion
 Corp. (b)...............................................     10,000     275,938
Hi-Rise Recycling Systems, Inc. (b)......................    140,300     315,675
                                                                     -----------
                                                                         591,613
                                                                     -----------
Financials--1.4%
American International Group, Inc........................        187      19,471
Eaton Vance Corp. .......................................     10,000     409,375
                                                                     -----------
                                                                         428,846
                                                                     -----------
Consumer Non-Durables--0.3%
Thermo Trilogy Corp. (b)(d)(e)...........................     12,000      99,000
                                                                     -----------
Basic Industries--0.0%
Champion International Corp. ............................        100       5,850
                                                                     -----------
Total Common Stocks
 (Cost $11,563,626)......................................             20,932,446
                                                                     -----------
CORPORATE BONDS & NOTES--24.3%
                                                          PRINCIPAL
                                                            AMOUNT
Telecommunications--16.6%
EchoStar DBS Corp. 9.375%, due 2/01/09 (d)............... $1,000,000 $   988,750
Level 3 Communications 9.125%, due 5/01/08...............  1,000,000     932,500
Nextel Communications 0%, due 2/15/08 (d)(f).............  1,000,000     700,000
PSINet Inc.
 11.50%, due 11/01/08....................................    300,000     315,750
RCN Corp.
 0%, due 10/15/07 (f)....................................    300,000     210,000
RCN Corp.
 0%, due 2/15/08 (f).....................................    300,000     195,750
Verio Inc.
 11.25%, due 12/01/08 (d)................................    300,000     315,000
Winstar Communications, Inc. 0%, due 10/15/05 (f)........  1,250,000   1,250,000
                                                                     -----------
                                                                       4,907,750
                                                                     -----------

                          GREEN CENTURY BALANCED FUND
                     PORTFOLIO OF INVESTMENTS--(concluded)

                                January 31, 2000
                                  (unaudited)

                                                 PRINCIPAL
                                                   AMOUNT      VALUE
CORPORATE BONDS & NOTES--continued
Alternative/Renewable Energy--3.9%
AES Corp. 8.50%, due 11/01/07................... $1,000,000 $   915,000
Calpine Corp. 8.75%, due 07/15/07...............    250,000     246,562
                                                            -----------
                                                              1,161,562
                                                            -----------
Consumer Goods & Services--2.2%
Frank's Nursery & Crafts 10.25%, due 3/01/08....    200,000      85,000
Kindercare Learning Centers 9.50%, due 2/15/09..    250,000     236,875
Nebraska Book Company 8.75%, due 2/15/08........    200,000     170,000
Nebraska Book Company 0%, due 2/15/09 (f).......    300,000     160,500
                                                            -----------
                                                                652,375
                                                            -----------
Food & Beverage--1.3%
Homeland Stores, Inc. 10.00%, due 8/01/03.......    250,000     188,750
Sparkling Spring Water 11.50%, due 11/15/07.....    250,000     196,250
                                                            -----------
                                                                385,000
                                                            -----------
Environmental Services--0.3%
ICF Kaiser International 13.00%, due 12/31/03...    200,000     100,500
                                                            -----------
Total Corporate Bonds and Notes (Cost
 $7,665,331)....................................              7,207,187
                                                            -----------
U.S. TREASURY NOTES--1.7%
U.S. Treasury Note 6.125%, due 12/31/01.........    500,000     495,625
                                                            -----------
Total U.S. Treasury Notes
 (Cost $499,701)................................                495,625
                                                            -----------

                                                                        VALUE
SHORT-TERM OBLIGATIONS--2.6%
Repurchase Agreements
Salomon Brothers, 4.97%, dated 1/31/00, due 2/1/00, proceeds
 $777,527 (collateralized by U.S. Treasury securities with maturity
 at 5/15/2004, value $793,198) (cost $777,420).....................  $   777,420
                                                                     -----------
TOTAL INVESTMENTS (a)--99.0%
 (Cost $20,506,078)................................................   29,412,678
                                                                     -----------
Other Assets Less Liabilities--1.0%................................      309,371
                                                                     -----------
NET ASSETS--100%...................................................  $29,722,049
                                                                     ===========

-------
(a) The cost of investments for federal income tax purposes is $20,506,078, resulting in gross unrealized appreciation and depreciation of $9,712,801 and $806,201 respectively, or net unrealized appreciation of $8,906,600.
(b) Non-income producing security.
(c) Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada. ADR after the name of a foreign holding stands for American Depository Receipt representing foreign securities on deposit with a domestic custodian bank.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(e) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Management has determined that its fair value at January 31, 2000 is equal to cost.
(f) Step bond. Rate shown is currently in effect at January 31, 2000.
(g) Represent rights to purchase shares in an Initial Public Offering; shares were subsequently purchased on 2/4/00 at a cost of $15.00 each.


                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2000
                                  (unaudited)

ASSETS:
Investments, at value (cost $20,506,078)...........................  $29,412,678
Receivables for:
 Securities sold...................................................      984,132
 Interest and dividends............................................      158,418
 Capital stock sold................................................      229,252
                                                                     -----------
 Total assets......................................................   30,784,480
                                                                     -----------
LIABILITIES:
Payable for securities purchased...................................    1,005,000
Accrued expenses...................................................       57,431
                                                                     -----------
 Total liabilities.................................................    1,062,431
                                                                     -----------
NET ASSETS.........................................................  $29,722,049
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in capital....................................................  $18,056,255
Accumulated net realized gain on investments.......................    2,756,730
Net unrealized appreciation on investments.........................    8,906,600
Accumulated undistributed net investment income....................        2,464
                                                                     -----------
NET ASSETS.........................................................  $29,722,049
                                                                     ===========
SHARES OUTSTANDING.................................................    1,389,650
                                                                     ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE.....  $     21.39
                                                                     ===========

                          GREEN CENTURY BALANCED FUND
                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 2000
                                  (unaudited)

INVESTMENT INCOME:
Interest income.................................................... $   242,710
Dividend income....................................................       4,423
Miscellaneous loss.................................................        (391)
                                                                    -----------
   Total investment income.........................................     246,742
                                                                    -----------
EXPENSES (Note 2):
Administrative services fee........................................     146,552
Investment advisory fee............................................      73,274
Distribution fee...................................................      24,422
                                                                    -----------
   Total expenses..................................................     244,248
                                                                    -----------
NET INVESTMENT INCOME..............................................       2,494
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
Net realized gain on investments...................................   4,189,895
                                                                    -----------
Net increase in net unrealized appreciation/depreciation of
 investments.......................................................   7,449,258
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS....................  11,639,153
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $11,641,647
                                                                    ===========

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                     FOR THE         FOR THE
                                                 SIX MONTHS ENDED  YEAR ENDED
                                                 JANUARY 31, 2000 JULY 31, 1999
                                                   (UNAUDITED)      (AUDITED)
INCREASE IN NET ASSETS:
From Operations:
 Net investment income..........................   $     2,494     $   140,122
 Net realized gain (loss) on investments and
  options written...............................     4,189,895      (1,400,197)
 Net increase in unrealized net
  appreciation/depreciation of investments and
  options written...............................     7,449,258       1,939,922
                                                   -----------     -----------
 Net increase in net assets resulting from
  operations....................................    11,641,647         679,847
                                                   -----------     -----------
Dividends and distributions to shareholders
 (Note 1):
 From net investment income.....................        (5,342)       (137,787)
 From net realized gains........................           --       (1,046,950)
                                                   -----------     -----------
Total dividends and distributions...............        (5,342)     (1,184,737)
                                                   -----------     -----------
Capital share transactions (Note 4):
 Proceeds from sales of shares..................     4,897,377       3,191,755
 Reinvestment of dividends and distributions....         3,804         859,904
 Payments for shares redeemed...................    (2,084,685)     (3,489,320)
                                                   -----------     -----------
 Net increase in net assets resulting from
  capital stock transactions....................     2,816,496         562,339
                                                   -----------     -----------
Total Increase in Net Assets....................    14,452,801          57,449
NET ASSETS:
 Beginning of Period............................    15,269,248      15,211,799
                                                   -----------     -----------
 End of Period (including undistributed net
  investment income of $2,464 and $5,312 for the
  six months ended January 31, 2000, and the
  year ended July 31, 1999, respectively.)......   $29,722,049     $15,269,248
                                                   ===========     ===========

                          GREEN CENTURY BALANCED FUND
                              FINANCIAL HIGHLIGHTS

                                           FOR THE                      FOR THE
                                       SIX MONTHS ENDED    FOR THE     ONE MONTH        FOR THE YEARS ENDED JUNE 30,
                                       JANUARY 31, 2000   YEAR ENDED     ENDED        --------------------------------
                                          (UNAUDITED)   JULY 31, 1999 JULY 31, 1998    1998    1997     1996     1995
Net Asset Value, beginning of period......   $ 12.21        $ 12.68      $ 13.79      $ 13.53  $ 13.34  $11.03  $ 9.68
                                             -------        -------      -------      -------  -------  ------  ------
Income from investment operations:
 Net investment income....................       --            0.11          --          0.02     0.12    0.10    0.10
 Net realized and unrealized gain (loss)
  on investments..........................      9.18           0.40        (1.11)        1.68     1.77    2.31    1.35
                                             -------        -------      -------      -------  -------  ------  ------
Total increase (decrease) from investment
 operations...............................      9.18           0.51        (1.11)        1.70     1.89    2.41    1.45
                                             -------        -------      -------      -------  -------  ------  ------
Less dividends and distributions (Note 1):
 Dividends from net investment income.....       --           (0.11)         --         (0.09)   (0.10)  (0.10)  (0.10)
 Distributions from net realized
  gains...................................       --           (0.87)         --         (1.35)   (1.60)    --      --
                                             -------        -------      -------      -------  -------  ------  ------
Total decrease from dividends and
 distributions............................       --           (0.98)         --         (1.44)   (1.70)  (0.10)  (0.10)
                                             -------        -------      -------      -------  -------  ------  ------
Net Asset Value, end of period............   $ 21.39        $ 12.21      $ 12.68      $ 13.79  $ 13.53  $13.34  $11.03
                                             =======        =======      =======      =======  =======  ======  ======
Total return..............................     75.22%(a)       4.93%       (8.05)%(a)   13.13%   15.22%  21.98%  15.00%
Ratios/Supplemental data:
 Net assets, end of period (in 000's).....   $29,722        $15,269      $15,212      $16,286  $11,022  $8,215  $3,291
 Ratio of expenses to average net assets..      2.50%(b)       2.50%        2.50%(b)     2.50%    2.50%   2.50%   2.50%
 Ratio of net investment income to average
  net assets..............................      0.03%(b)       1.00%        0.22%(b)     0.12%    0.94%   0.85%   0.97%
 Portfolio turnover.......................        62%(a)         91%           4%(a)       96%     109%    136%     16%

(a) Not annualized
(b) Annualized
                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2000
                                  (unaudited)

ASSETS:
Investment in Domini Social Index Portfolio, at value (Note 1)...... $36,229,827
Receivable for capital stock sold...................................     137,239
                                                                     -----------
   Total assets.....................................................  36,367,066
                                                                     -----------
LIABILITIES:
Accrued expenses (Note 2)...........................................      39,106
                                                                     -----------
NET ASSETS.......................................................... $36,327,960
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in capital..................................................... $27,382,620
Accumulated net realized gain on investment.........................     103,869
Net unrealized appreciation on investment...........................   8,841,471
                                                                     -----------
NET ASSETS.......................................................... $36,327,960
                                                                     ===========
SHARES OUTSTANDING..................................................   1,384,031
                                                                     ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE...... $     26.25
                                                                     ===========

                           GREEN CENTURY EQUITY FUND
                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 2000
                                  (unaudited)

INVESTMENT INCOME FROM INDEX PORTFOLIO:
Investment income from Index Portfolio.............................  $  155,898
Expenses from Index Portfolio......................................     (34,133)
                                                                     ----------
   Net income from Index Portfolio.................................     121,765
                                                                     ----------
EXPENSES:
Administrative services fee (Note 2)...............................     216,682
                                                                     ----------
NET INVESTMENT LOSS................................................     (94,917)
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT:
Net realized gain on investment allocated from Index Portfolio.....      42,955
Net increase in net unrealized appreciation of investment allocated
 from Index Portfolio..............................................   2,253,459
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT.....................   2,296,414
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $2,201,497
                                                                     ==========

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   FOR THE SIX       FOR THE
                                                   MONTHS ENDED    YEAR ENDED
                                                 JANUARY 31, 2000 JULY 31, 1999
                                                   (UNAUDITED)      (AUDITED)
INCREASE IN NET ASSETS:
From Operations:
 Net investment loss............................   $   (94,917)    $   (99,179)
 Net realized gain on investment allocated from
  Index Portfolio...............................        42,955         369,045
 Net increase in net unrealized appreciation of
  investment allocated from Index Portfolio.....     2,253,459       3,767,345
                                                   -----------     -----------
 Net increase in net assets resulting from
  operations....................................     2,201,497       4,037,211
                                                   -----------     -----------
Dividends and distributions to shareholders:
 From net realized gains........................      (103,620)       (179,708)
                                                   -----------     -----------
 Total dividends and distributions..............      (103,620)       (179,708)
                                                   -----------     -----------
Capital Share Transactions (Note 4):
 Proceeds from sales of shares..................     7,001,725      13,046,220
 Reinvestment of dividends and distributions....        99,832         174,395
 Payments for shares redeemed...................    (2,635,314)     (2,789,855)
                                                   -----------     -----------
 Net increase in net assets resulting from
  capital share transactions....................     4,466,243      10,430,760
                                                   -----------     -----------
Total Increase in Net Assets....................     6,564,120      14,288,263
NET ASSETS:
 Beginning of period............................    29,763,840      15,475,577
                                                   -----------     -----------
 End of period..................................   $36,327,960     $29,763,840
                                                   ===========     ===========

                           GREEN CENTURY EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                                                                        FOR THE PERIOD
                         FOR THE SIX              FOR THE YEARS       SEPTEMBER 13, 1995
                         MONTHS ENDED             ENDED JULY 31,       (COMMENCEMENT OF
                       JANUARY 31, 2000    --------------------------   OPERATIONS) TO
                          (UNAUDITED)       1999      1998      1997     JULY 31, 1996
Net Asset Value,
 beginning of period....     $ 24.62       $ 20.44   $ 16.86   $11.04        $10.00
                             -------       -------   -------   ------        ------
Income from investment
 operations:
 Net investment income
  (loss)................       (0.07)        (0.08)    (0.03)    0.02          0.02
 Net realized and
  unrealized gain on
  investment............        1.78          4.47      3.62     5.84          1.04
                             -------       -------   -------   ------        ------
 Total increase from
  investment operations.        1.71          4.39      3.59     5.86          1.06
                             -------       -------   -------   ------        ------
Less dividends and
 distributions:
 Dividends from net
  investment income.....         --            --        --     (0.03)        (0.02)
 Distributions from net
  realized gains........       (0.08)        (0.21)    (0.01)   (0.01)          --
                             -------       -------   -------   ------        ------
Total decrease from
 dividends and
 distributions..........       (0.08)        (0.21)    (0.01)   (0.04)        (0.02)
                             -------       -------   -------   ------        ------
Net Asset Value, end of
 period.................     $ 26.25       $ 24.62   $ 20.44   $16.86        $11.04
                             =======       =======   =======   ======        ======
Total return............        6.92%(a)     21.56%    21.32%   53.14%        10.64%(a)
Ratios/Supplemental
 data:
 Net Assets, end of
  period (in 000's).....     $36,328       $29,764   $15,476   $5,275        $  880
 Ratio of expenses to
  average net assets....        1.50%(b)      1.50%     1.50%    1.50%         1.50%(b)
 Ratio of net investment
  income (loss) to
  average net assets....       (0.57)%(b)    (0.46)%   (0.26)%   0.07%         0.49%(b)
 Portfolio turnover (c).           2%(a)         8%        5%       1%          n/a

(a) Not annualized.
(b) Annualized.
(c) Represents portfolio turnover for the Index Portfolio.

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Significant Accounting Policies
  Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
  The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Portfolio as a partnership investment and records its share of the Index Portfolio's income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Portfolio (2.21% at January 31, 2000). The financial statements of the Index Portfolio are included elsewhere in this report and should be read in conjunction with the Equity Fund's financial statements.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:
  (A) Balanced Fund Investment Valuation: Equity securities listed on national securities exchanges or reported through the NASDAQ system are valued at last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at the mean between the closing bid and asked prices if such securities are listed on a national exchange, and at the last quoted bid price in the case of securities not listed on a national exchange. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuation furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available are valued at fair value as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
      Equity Fund Investment Valuation: Valuation of securities by the Index Portfolio is discussed in Note 1 of the Index Portfolio's Notes to Financial Statements which are included elsewhere in this report.
  (B) Balanced Fund Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income is recognized on the accrual basis and dividend income is recorded on ex-dividend date.
      Equity Fund Securities Transactions and Investment Income: The Fund earns income, net of Index Portfolio expenses, daily based on its investment in the Index Portfolio.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(continued)

  (C) Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Accordingly, at January 31, 2000 for the Equity Fund, a reclassification was recorded to increase undistributed net investment income by $94,917, reduce undistributed net realized gain by $9,831 and reduce paid-in capital by $85,086. No reclassification was required for the Balanced Fund for the period ended January 31, 2000.
  (D) Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.

NOTE 2--Transactions With Affiliates
  (A) Investment Adviser: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets.
  (B) Subadviser: Winslow Management Company ("Winslow"), a division of Adams, Harkness, & Hill, Inc., is the subadviser for the Balanced Fund. For its services, Winslow is paid a fee by the Adviser at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually. For the six months ended January 31, 2000 Green Century accrued fees of $54,140 to Winslow.
  (C) Administrator: Green Century is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at an annual rate equal to 1.50% of the Fund's average daily net assets, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Portfolio (including investment advisory and distribution fees and any amortization of organization expenses), on an annual basis, do not exceed 1.50% of the Fund's average daily net assets.
  (D) Subadministrator: Pursuant to a Subadministrative Services Agreement with the Administrator, Sunstone Financial Group, Inc. ("Sunstone"), as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended January 31, 2000, Green Century accrued fees of $25,137 and $29,188 to Sunstone related to services performed on behalf of the Balanced Fund and the Equity Fund, respectively.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(concluded)

  (E) Distribution Plan: The Trust has adopted a Distribution Plan (the "Plan") with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provides that the Balanced Fund pay a fee to Sunstone Distribution Services, LLC, as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended January 31, 2000, the Balanced Fund accrued and paid $24,422 to Sunstone Distribution Services, LLC for services provided pursuant to the plan.

NOTE 3--Investment Transactions
  The Balanced Fund's purchases and sales of securities, other than short-term securities, aggregated $14,316,907 and $12,096,358, respectively, for the six months ended January 31, 2000.
  Additions and reductions in the Equity Fund's investment in the Index Portfolio aggregated $7,101,557 and $2,635,314 for the six months ended January 31, 2000.

NOTE 4--Capital Share Transactions
  Capital share transactions for the Balanced Fund and the Equity Fund were as follows:

                                 BALANCED FUND                   EQUITY FUND
                         ------------------------------ ------------------------------
                           FOR THE SIX       FOR THE      FOR THE SIX       FOR THE
                           MONTHS ENDED    YEAR ENDED     MONTHS ENDED    YEAR ENDED
                         JANUARY 31, 2000 JULY 31, 1999 JANUARY 31, 2000 JULY 31, 1999
Shares sold.............      279,426        284,115         273,554        572,365
Reinvestment of divi-
dends...................          203         77,885           3,617          7,585
Shares redeemed.........     (140,964)      (310,445)       (101,973)      (128,076)
                             --------       --------        --------       --------
                              138,665         51,555         175,198        451,874
                             ========       ========        ========       ========

--------------------------------------------------------------------------------

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                January 31, 2000
                                  (unaudited)

                                                            SHARES     VALUE
Basic Materials--1.1%
Air Products & Chemicals, Inc..............................  57,800 $ 1,712,325
Alcoa, Inc.................................................  92,400   6,439,125
Bemis Company, Inc.........................................  13,100     413,469
Cabot Corporation..........................................  16,500     396,000
Calgon Carbon Corporation..................................   9,300      67,425
Caraustar Industries, Inc..................................   6,400     123,600
Catalytica, Incorporated (b)...............................   9,300     133,106
Consolidated Papers, Inc...................................  22,500     621,563
Echo Bay Mines Ltd. .......................................  33,400      43,838
Ecolab Inc.................................................  32,400   1,140,075
Fuller (H.B.) Company......................................   3,500     227,500
IMCO Recycling Inc. .......................................   3,800      43,225
Mead Corporation...........................................  25,700     957,325
Minerals Technologies Inc..................................   5,100     230,138
Nucor Corporation..........................................  21,850   1,087,038
Praxair, Inc...............................................  40,100   1,626,556
RyersonTull, Inc...........................................   6,400     122,000
Sigma-Aldrich Corporation..................................  25,100     840,850
Sonoco Products Company....................................  25,345     506,900
Stillwater Mining Company (b)..............................   9,500     338,438
Westvaco Corporation.......................................  25,100     688,681
Worthington Industries, Inc. ..............................  22,100     319,069
                                                                    -----------
                                                                     18,078,246
                                                                    -----------

Capital Goods--2.1%
Ault Incorporated (b)......................................     500       3,906
Avery Dennison Corporation.................................  28,400   1,924,100
Baldor Electric Company....................................   9,100     155,269
Brady Corporation..........................................   5,800     164,938
CLARCOR Inc. ..............................................   5,750      99,906
Cooper Industries, Inc. ...................................  23,500     901,813
Cross (A.T.) Company (b)...................................   4,000      19,500
Crown Cork & Seal Company, Inc.............................  30,200     613,438
Cummins Engine Company, Inc. ..............................  10,400     397,800
Deere & Company............................................  58,900   2,573,194
Dionex Corporation (b).....................................   5,400     155,250
Emerson Electric Co. ...................................... 109,600   6,034,850
Fastenal Company (b).......................................   9,500     415,625
Graco Inc. ................................................   4,975     152,981
Granite Construction Incorporated..........................   6,550     130,591
Herman Miller, Inc. .......................................  19,800     431,888
HON Industries, Inc. ......................................  14,700     282,975
Hubbell Incorporated.......................................  16,160     419,150
Hunt Corporation...........................................   1,600      16,000
HutchinsonTechnology
 Incorporated (b)..........................................   5,700      92,625
Illinois Tool Works Inc. ..................................  75,800   4,434,300

                                                            SHARES     VALUE
Capital Goods--continued
Ionics, Inc. (b)...........................................   3,900 $   115,538
Isco, Inc. (b).............................................     800       4,300
Lawson Products, Inc. .....................................   2,300      52,900
Leggett & Platt, Inc. .....................................  49,500     891,000
Merix Corporation (b)......................................   1,500      21,000
Milacron Inc. .............................................   8,600     103,738
Millipore Corporation......................................  11,400     488,063
Molex Incorporated.........................................  39,537   2,011,445
Moore Corporation..........................................  21,100     122,644
National Service Industries, Inc. .........................  10,300     256,213
New England Business Service, Inc. ........................   3,300      64,969
Nordson Corporation........................................   4,200     180,600
Osmonics, Inc. (b).........................................   3,300      28,050
Pitney Bowes Inc...........................................  66,900   3,278,100
Sealed Air Corporation (b).................................  20,900   1,173,013
Smith (A.O.) Corporation...................................   5,400     106,313
Solectron Corporation (b)..................................  73,900   5,366,988
Spartan Motors, Inc. ......................................   1,700       6,906
Standard Register Company..................................   6,700     103,850
Steelcase Inc..............................................   5,700      64,838
Thomas & Betts Corporation.................................  14,600     444,388
Thomas Industries Inc......................................   3,800      70,775
Watts Industries, Inc. ....................................   6,300      95,288
                                                                    -----------
                                                                     34,471,018
                                                                    -----------

Communication Services--9.2%
AT&T Corp. ................................................ 805,877  42,510,012
Bell Atlantic Corporation.................................. 391,622  24,256,088
BellSouth Corporation...................................... 474,700  22,340,569
Citizens Utilities Company.................................  65,367     968,249
SBC Communications Inc..................................... 860,328  37,101,645
Sprint Corporation......................................... 219,800  14,218,313
Telephone and Data Systems, Inc. ..........................  15,600   1,622,400
U S West, Inc. ............................................ 127,441   8,474,826
                                                                    -----------
                                                                    151,492,102
                                                                    -----------

Consumer Cyclicals--11.2%
American Greetings Corporation.............................  16,100     356,213
Angelica Corporation.......................................   2,100      19,425
Apogee Enterprises, Inc....................................   6,700      30,988
AutoZone, Inc. (b).........................................  36,800     966,000
Bandag, Incorporated.......................................   5,300     126,206
Banta Corporation..........................................   6,550     124,450
Bassett Furniture Industries...............................   2,900      38,425
Black & Decker Corporation.................................  21,900     877,369
Block (H&R), Inc...........................................  24,500   1,056,563

                                January 31, 2000
                                  (unaudited)

                                                            SHARES     VALUE
Consumer Cyclicals--continued
Brown Shoe Company, Inc ...................................   4,400 $    45,650
Centex Corporation.........................................  14,800     325,600
Champion Enterprises, Inc. (b).............................  11,600      89,175
Charming Shoppes, Inc. (b).................................  25,300     172,356
Cintas Corporation.........................................  27,800   1,302,258
Circuit City Stores, Inc...................................  51,300   1,975,050
Claire's Stores, Inc.......................................  12,300     230,625
Cooper Tire and Rubber Company.............................  19,000     248,188
Costco Wholesale Corporation (b)........................... 111,930   5,477,574
Dana Corporation...........................................  41,100     965,850
Delphi Automotive Systems Corp............................. 142,500   2,467,031
DeVry Inc. (b).............................................  17,500     322,656
Dillard, Inc...............................................  26,700     512,306
Dollar General Corporation.................................  67,101   1,425,896
Donnelly Corporation.......................................   1,400      18,463
Dow Jones & Company........................................  22,600   1,401,200
Enesco Group, Inc..........................................   3,400      33,363
Fedders Corporation........................................   8,500      44,625
Federal-Mogul Corporation..................................  18,100     273,763
Fleetwood Enterprises, Inc ................................   8,500     138,656
Gap, Inc. (The)............................................ 215,987   9,651,919
Genuine Parts Company......................................  44,500   1,073,563
Gibson Greetings, Inc. (b).................................   3,800      33,250
Handleman Company (b)......................................   7,200      75,600
Harcourt General...........................................  17,900     716,000
Harland (John H.) Company..................................   7,200     120,600
Harman International Industries, Inc.......................   4,230     246,926
Hartmarx Corporation (b)...................................   7,800      23,888
Hillenbrand Industries, Inc................................  16,500     561,000
Home Depot, Inc............................................ 580,697  32,881,968
Huffy Corporation..........................................   2,500      14,219
IMS Health Incorporated....................................  77,300   1,734,419
Interface, Inc.............................................  12,800      62,400
Jostens, Inc...............................................   8,000     187,500
Kaufman & Broad Home Corporation...........................  11,500     249,406
Kmart Corporation (b)...................................... 123,500   1,034,313
Lands' End, Inc. (b).......................................   7,600     261,725
Lee Enterprises, Inc.......................................  11,200     297,500
Lillian Vernon Corporation.................................   2,200      25,575
Limited, Inc. (The)........................................  54,200   1,663,263
Liz Claiborne, Inc.........................................  14,800     500,425
Lowe's Companies, Inc......................................  96,400   4,301,850
Marriott International, Inc................................  62,700   1,947,619
Mattel, Inc................................................ 105,285   1,098,912
May Department Stores Company..............................  84,300   2,623,838
Maytag Corporation.........................................  21,600     874,800
McGraw-Hill Companies, Inc.................................  49,500   2,775,094
Media General, Inc.........................................   6,700     348,819

                                                          SHARES      VALUE
Consumer Cyclicals--continued
Men's Wearhouse, Inc. (b)...............................    10,500 $    250,688
Meredith Corporation....................................    13,000      455,000
Modine Manufacturing Company............................     7,100      175,725
New York Times Company..................................    43,100    1,969,131
Nordstrom, Inc..........................................    34,700      763,400
Omnicom Group Inc ......................................    44,800    4,197,200
Oshkosh B'Gosh, Inc.....................................     3,800       68,875
Penney (J.C.) Company, Inc..............................    65,600    1,287,400
Pep Boys--Manny, Moe & Jack.............................    12,600       91,350
Phillips-Van Heusen Corporation.........................     6,600       44,550
Reebok International Ltd. (b)...........................    13,400       98,825
Rouse Company (The).....................................    18,000      400,500
Russell Corporation.....................................     7,900      118,006
Scholastic Corporation (b)..............................     4,100      264,450
Sears, Roebuck and Co...................................    95,300    2,948,344
Service Corporation International.......................    68,000      310,250
Shaw Industries, Inc....................................    33,000      447,563
Sherwin-Williams Company (The)..........................    41,800      736,725
Skyline Corporation.....................................     2,200       45,375
Snap-On Incorporated....................................    16,250      436,719
Springs Industries, Inc.................................     4,300      156,413
SPX Corporation (b).....................................     7,715      570,910
Stanley Works (The).....................................    22,600      567,825
Staples,Inc. (b)........................................   117,100    2,788,444
Stride Rite Corporation.................................    11,200       67,900
Tandy Corporation.......................................    48,800    2,385,100
Target Corporation (b)..................................   111,100    7,339,544
Tennant Company.........................................     2,100       68,250
Timberland Company (The) (b)............................     5,200      192,400
Times Mirror Company....................................    17,200    1,018,025
TJX Companies, Inc......................................    78,500    1,280,530
Toro Company............................................     3,000      101,810
Toys R'Us, Inc. (b).....................................    61,220      631,330
Venator Group, Inc. (b).................................    35,000      210,000
VF Corporation..........................................    29,500      765,155
Wal-Mart Stores, Inc.................................... 1,122,300   61,445,925
Washington Post Company.................................     2,600    1,430,000
Wellman, Inc............................................     8,500      147,687
Whirlpool Corporation...................................    18,600    1,083,450
                                                                   ------------
                                                                    183,813,089
                                                                   ------------

Consumer Staples--13.7%
Alberto-Culver Company..................................    14,000      343,875
Albertson's, Inc........................................   106,800    3,270,750
Avon Products, Inc......................................    64,400    2,048,725
Ben & Jerry's Homemade, Inc. (b)........................     1,200       27,300
Bergen Brunswig Corporation.............................    33,536      220,080

                                January 31, 2000
                                  (unaudited)

                                                            SHARES     VALUE
Consumer Staples--continued
Bestfoods..................................................  70,300 $ 3,058,050
Bob Evans Farms, Inc. .....................................  10,400     165,100
Campbell Soup Company...................................... 107,900   3,392,106
Church & Dwight Co., Inc. .................................   9,800     216,213
Clorox Company.............................................  59,600   2,845,900
Coca-Cola Company.......................................... 622,900  35,777,819
Colgate-Palmolive Company.................................. 146,900   8,703,825
Comcast Corporation (b).................................... 218,800  10,064,800
CVS Corporation............................................  98,800   3,451,825
Darden Restaurants, Inc. ..................................  32,800     520,700
Deluxe Corporation.........................................  18,400     492,200
Disney, Walt Company (The)................................. 520,100  18,886,131
Donnelley (R.R.) & Sons Company............................  31,500     691,031
Fleming Companies, Inc. ...................................   8,900      89,000
Fort James Corporation.....................................  54,700   1,463,225
General Mills Incorporated.................................  76,600   2,388,963
Gillette Company........................................... 270,500  10,177,563
Great Atlantic & Pacific Tea
 Company, Inc. ............................................   9,700     267,963
Hannaford Bros. Co. .......................................  10,700     750,338
Heinz (H.J.) Company.......................................  90,400   3,361,750
Hershey Foods Corporation..................................  34,900   1,483,250
Kellogg Company............................................ 102,200   2,478,350
Kelly Services, Inc. ......................................   9,075     229,144
Kimberly-Clark Corporation................................. 137,264   8,501,789
Kroger Co. (b)............................................. 209,800   3,645,275
Longs Drug Stores Corporation..............................   9,400     202,100
Luby's, Inc. ..............................................   5,400      59,063
McDonald's Corporation..................................... 341,500  12,699,531
MediaOne Group, Inc. (b)................................... 154,300  12,266,850
Nature's Sunshine Products, Inc. ..........................   3,800      33,250
Newell Rubbermaid Inc......................................  71,178   2,135,340
Odwalla, Inc. (b)..........................................     500       3,531
Oneida Ltd.................................................   4,000      84,500
PepsiCo, Inc............................................... 367,100  12,527,288
Procter & Gamble Company................................... 331,400  33,429,975
Quaker Oats Company........................................  33,700   2,000,938
Ralston Purina Company.....................................  81,600   2,289,900
RubyTuesday, Inc. .........................................   7,400     138,750
Ryan's Family Steakhouse, Inc. (b).........................   8,400      75,075
Smucker (J.M.) Company.....................................   7,000     122,500
Starbucks Corporation (b)..................................  45,600   1,459,200
SUPERVALU Inc. ............................................  34,600     622,800
SYSCO Corporation..........................................  83,100   2,955,244
TCBY Enterprises, Inc......................................   4,100      13,837
Tootsie Roll Industries, Inc. .............................   8,320     262,080
Tupperware Corporation.....................................  13,800     225,113
Viacom, Inc. (b)...........................................  34,900   1,947,854

                                                           SHARES     VALUE
Consumer Staples--continued
Walgreen Company.......................................... 253,100 $  6,991,887
Wendy's International, Inc................................  30,000      564,375
Whitman Corporation.......................................  35,500      445,968
Whole Foods Market, Inc. (b)..............................   6,400      294,400
Wild Oats Markets, Inc. (b)...............................   5,550       91,575
Wrigley (Wm.) Jr. Company.................................  29,200    2,277,600
                                                                   ------------
                                                                    225,233,564
                                                                   ------------

Energy--0.6%
Anadarko Petroleum Corporation............................  32,200    1,056,563
Atlantic Richfield Company................................  81,400    6,267,800
Helmerich & Payne, Inc....................................  12,500      293,750
Rowan Companies, Inc. (b).................................  20,800      471,900
Santa Fe Snyder Corporation (b)...........................  45,500      332,719
Sunoco, Inc. .............................................  22,500      518,906
Union Pacific Resources Group, Inc........................  63,000      693,000
                                                                   ------------
                                                                      9,634,638
                                                                   ------------

Financials--13.9%
Aetna, Inc................................................  39,070    2,080,478
AFLAC Inc.................................................  67,100    2,914,656
American Express Company.................................. 112,900   18,607,331
American General Corporation..............................  62,362    3,831,365
American International Group, Inc......................... 390,437   40,654,253
Bank One Corporation...................................... 289,285    8,624,310
Capital One Financial Corporation.........................  49,700    2,037,700
Chittenden Corporation....................................   6,761      191,421
Chubb Corporation.........................................  44,400    2,497,500
CIGNA Corporation.........................................  48,600    3,487,050
Cincinnati Financial Corporation..........................  41,085    1,181,194
Dime Bancorp, Inc.........................................  28,400      401,150
Edwards (A.G.), Inc. .....................................  23,387      774,694
Fannie Mae................................................ 258,500   15,493,844
Fifth Third Bancorp.......................................  77,825    5,165,634
First Tennessee National Corporation......................  32,900      859,513
Firstar Corporation....................................... 247,200    5,901,900
FirstFed Financial Corp. (b)..............................   4,000       52,250
Freddie Mac............................................... 175,300    8,797,869
Golden West Financial.....................................  40,600    1,195,163
Household International, Inc. ............................ 118,546    4,178,747
HSB Group, Inc. ..........................................   7,350      202,584
Jefferson-Pilot Corporation...............................  26,450    1,553,938
Lincoln National Corporation..............................  49,300    1,821,019
Marsh & McLennan Companies, Inc...........................  67,250    6,321,500
MBIA Inc..................................................  25,100    1,256,569
MBNA Corporation.......................................... 202,250    5,106,813
Mellon Financial Corp. ................................... 128,300    4,402,294

                                January 31, 2000
                                  (unaudited)

                                                            SHARES     VALUE
Financials--continued
Merrill Lynch & Co., Inc. .................................  93,500 $ 8,111,125
MGIC Investment Corporation................................  27,000   1,257,188
Morgan (J.P.) & Co. Incorporated...........................  43,700   5,366,906
National City Corporation.................................. 155,500   3,362,688
Northern Trust Corporation.................................  56,100   3,387,038
PNC Bank Corp. ............................................  74,800   3,590,400
Progressive Corporation (The)..............................  18,300   1,139,175
Providian Financial Corporation............................  35,800   3,020,625
ReliaStar Financial Corp. .................................  22,400     665,000
SAFECO Corporation.........................................  32,500     796,250
Schwab (Charles) Corporation............................... 206,800   7,457,724
SLM Holding Corporation....................................  40,100   1,561,393
St.Paul Companies, Inc. (The)..............................  57,364   1,731,675
SunTrust Banks, Inc. ......................................  80,700   4,806,694
Synovus Financial Corp. ...................................  69,950   1,329,050
Torchmark Corporation......................................  32,900     828,669
U.S. Bancorp............................................... 183,500   4,071,405
UnumProvident Corp. .......................................  60,500   1,618,375
Value Line, Inc. ..........................................   2,400      88,200
Wachovia Corporation.......................................  51,100   3,273,594
Washington Mutual, Inc. ................................... 145,602   3,694,650
Wells Fargo & Company...................................... 414,200  16,568,000
Wesco Financial Corporation................................   1,800     477,000
                                                                    -----------
                                                                    227,795,563
                                                                    -----------

Healthcare--7.7%
Acuson Corporation (b).....................................   6,400      86,400
ADAC Laboratories (b)......................................   4,900      64,313
Allergan, Inc. ............................................  33,200   1,892,400
ALZA Corporation (b).......................................  25,500     910,031
Becton Dickinson and Company...............................  63,100   1,652,431
Biomet, Inc................................................  28,500   1,134,656
Boston Scientific Corporation (b).......................... 104,600   2,170,450
Forest Laboratories, Inc. (b)..............................  21,100   1,424,250
Guidant Corporation (b)....................................  77,500   4,078,438
Humana Inc. (b)............................................  41,900     335,200
Johnson & Johnson.......................................... 350,700  30,182,119
Mallinckrodt Inc. .........................................  17,600     507,100
Manor Care, Inc. (b).......................................  25,600     340,800
McKesson HBOC, Inc. .......................................  71,020   1,460,349
Medtronic, Inc. ........................................... 301,500  13,793,625
Merck & Co., Inc. ......................................... 589,500  46,459,969
Mylan Laboratories, Inc. ..................................  32,600     867,975
Oxford Health Plans, Inc. (b)..............................  20,600     292,263
Schering-Plough Corporation................................ 370,500  16,302,000
St. Jude Medical, Inc. (b).................................  21,000     521,063
Stryker Corporation........................................  24,500   1,543,500
Sunrise Medical Inc. (b)...................................   5,300      25,175

                                                          SHARES      VALUE
Healthcare--continued
United American Healthcare Corporation (b)..............       800 $      1,000
Watson Pharmaceuticals, Inc. (b)........................    24,200      975,561
                                                                   ------------
                                                                    127,021,068
                                                                   ------------

Industrial, Construction & Housing--0.1%
American Power Conversion (b)...........................    48,200    1,330,021
                                                                   ------------
                                                                      1,330,021
                                                                   ------------

Natural Resources--0.1%
Apache Corporation......................................    28,800    1,051,200
                                                                   ------------
                                                                      1,051,200
                                                                   ------------

Technology--36.8%
3Com Corporation (b)....................................    88,100    4,471,075
Adaptec, Inc. (b).......................................    25,600    1,340,800
ADC Telecommunications, Inc. (b)........................    37,700    2,485,844
Advanced Micro Devices, Inc. (b)........................    36,800    1,334,000
Analog Devices, Inc. (b)................................    44,000    4,114,000
Apple Computer, Inc. (b)................................    40,600    4,212,250
Applied Materials, Inc. (b).............................    95,400   13,093,650
Arrow Electronics, Inc. (b).............................    23,900      501,900
Autodesk, Inc. .........................................    15,300      467,606
Automatic Data Processing, Inc. ........................   157,674    7,479,660
Avnet, Inc. ............................................    10,400      558,350
BMC Software, Inc. (b)..................................    61,100    2,314,163
Ceridian Corporation (b)................................    36,200      579,200
Cisco Systems, Inc. ....................................   825,000   90,337,500
Compaq Computer Corporation.............................   428,788   11,738,072
Computer Associates
 International, Inc.....................................   135,900    9,334,631
Compuware Corporation (b)...............................    90,300    1,913,231
CPI Corp................................................     2,400       53,550
Dell Computer Corporation (b)...........................   640,800   24,710,850
EMC Corporation (b).....................................   256,600   27,327,900
Gerber Scientific Inc. .................................     5,300       98,713
Grainger (W.W.), Inc. ..................................    23,400    1,121,738
Hewlett-Packard Company.................................   257,000   27,820,250
Ikon Office Solutions, Inc. ............................    37,600      303,150
Inprise Corporation (b).................................    14,600      178,850
Intel Corporation.......................................   842,600   83,364,738
Lexmark International
 Group, Inc. (b)........................................    32,200    3,034,850
LSI Logic Corporation (b)...............................    37,500    3,065,625
Lucent Technologies, Inc................................   790,200   43,658,550
Micron Technology, Inc. (b).............................    68,100    4,234,969
Microsoft Corporation (b)............................... 1,301,400  127,374,525

                     PORTFOLIO OF INVESTMENTS--(Concluded)

                                January 31, 2000
                                  (unaudited)

                                                           SHARES     VALUE
Technology--continued
National Semiconductor
 Corporation (b)..........................................  43,300 $  2,273,250
Novell, Inc. (b)..........................................  84,000    2,803,500
Paychex, Inc. ............................................  62,200    2,740,688
PE Corp-PE Biosystems Group (b)...........................   6,550    1,319,416
PeopleSoft, Inc. (b)......................................  67,700    1,523,250
Polaroid Corporation......................................  10,600      251,750
QRS Corporation (b).......................................   3,400      245,650
Qualcomm Inc. (b)......................................... 166,400   21,132,800
Sanmina Corporation (b)...................................  14,700    1,561,875
Scientific-Atlanta, Inc. .................................  19,800    1,525,838
Shared Medical Systems Corporation........................   6,700      296,475
Sun Microsystems, Inc. (b)................................ 394,000   30,953,625
Symantec Corporation (b)..................................  14,500      725,906
Tektronix, Inc. ..........................................  11,700      474,581
Tellabs, Inc. (b)......................................... 101,500    5,481,000
Texas Instruments Incorporated............................ 202,300   21,823,113
Xerox Corporation......................................... 167,500    3,496,560
Xilinx, Inc. (b)..........................................  80,400    3,678,300
                                                                   ------------
                                                                    604,931,767
                                                                   ------------

Transportation--0.8%
Airborne Freight Corporation..............................  12,300      238,313
Alaska Air Group, Inc. (b)................................   6,700      213,563
AMR Corporation (b).......................................  40,900    2,200,931
Consolidated Freightways Corporation (b)..................   4,700       27,319
Delta Air Lines, Inc. ....................................  34,600    1,602,413
FDX Holding Corporation (b)...............................  75,300    2,979,056
GATX Corporation..........................................  12,400      356,500
Norfolk Southern Corporation..............................  96,000    1,632,000
Roadway Express, Inc. ....................................   4,700      108,100
Ryder System, Inc. .......................................  16,800      370,650
Southwest Airlines Co. ................................... 127,175    2,026,852
UAL Corporation (b).......................................  13,400      765,475
Yellow Corporation (b)....................................   6,000       91,500
                                                                   ------------
                                                                     12,612,672
                                                                   ------------

Utilities--8.77%
AGL Resources Inc. .......................................  14,400      246,600
American Water Works, Inc. ...............................  24,000      582,000
Cascade Natural Gas Corporation...........................   2,600       38,513

                                                       SHARES      VALUE
Utilities--continued
Cleco Corporation.....................................   5,500 $      184,938
Connecticut Energy Corporation........................   2,500        103,594
Eastern Enterprises (b)...............................   6,800        388,875
El Paso Energy Corporation............................  57,600      1,857,600
Energen Corporation...................................   6,900        119,025
Enron Corp. .......................................... 180,500     12,172,469
Equitable Resources, Inc. ............................   8,100        279,450
IDACORP Inc. .........................................   9,500        318,844
KeySpan Corporation...................................  33,700        789,844
LG&E Energy Corp. ....................................  32,200        547,400
MCN Energy Group, Inc. ...............................  21,300        548,475
National Fuel Gas Company.............................   9,700        432,256
New Century Energies, Inc. ...........................  28,900        836,290
NICOR Inc. ...........................................  11,800        404,150
Northwest Natural Gas Company.........................   5,800        118,900
Northwestern Corporation..............................   5,300        117,263
OGE Energy Corp. .....................................  19,400        394,060
Peoples Energy Corporation............................   8,900        278,125
Potomac Electric Power Company........................  29,600        714,100
Questar Corporation...................................  20,600        315,425
Washington Gas Light Company..........................  11,600        291,450
Williams Companies, Inc. ............................. 109,600      4,247,000
                                                               --------------
                                                                   26,326,646
                                                               --------------
Total Investments (a) 98.8%................................... $1,623,791,594
Other Assets, less liabilities--1.2%..........................     20,324,234
                                                               --------------
NET ASSETS--100.0%............................................ $1,644,115,828
                                                               ==============

-------
(a) The aggregate cost for book and federal income tax purposes is $1,184,250,167, the aggregate gross unrealized appreciation is $506,503,389 and the aggregate gross unrealized depreciation is $66,960,960, resulting in net unrealized appreciation of $439,541,427.
(b) Non-income producing security.
                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2000
                                  (unaudited)

ASSETS:
Investments at value (Cost $1,184,250,167)...................... $1,623,791,594
Cash............................................................     17,711,370
Receivable for securities sold..................................      1,611,720
Dividends receivable............................................      1,335,971
                                                                 --------------
   Total assets.................................................  1,644,450,655
                                                                 --------------
LIABILITIES:
Accrued expenses (Note 2).......................................        334,827
                                                                 --------------
   Total liabilities............................................        334,827
                                                                 --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS........ $1,644,115,828
                                                                 ==============

                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 2000
                                  (unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $304).............. $  7,028,645
                                                                 ------------
EXPENSES
Management fee (Note 2).........................................    1,504,680
Professional fees...............................................       52,157
Custody fees (Note 3)...........................................      165,296
Trustee fees....................................................        9,308
Miscellaneous...................................................        2,365
                                                                 ------------
Total expenses..................................................    1,733,806
   Fees paid indirectly.........................................     (152,700)
   Expenses paid and fee waived by manager......................      (47,176)
                                                                 ------------
   Net expenses.................................................    1,533,930
                                                                 ------------
NET INVESTMENT INCOME...........................................    5,494,715
NET REALIZED GAIN ON INVESTMENTS
Proceeds from sales................................ $ 26,354,461
Cost of securities sold............................   24,419,372
                                                    ------------
   Net realized gain on investments.............................    1,935,089
NET CHANGES IN UNREALIZED APPRECIATION OF INVESTMENTS
Beginning of period................................ $338,923,398
End of period......................................  439,541,427
                                                    ------------
   Net change in unrealized appreciation........................  100,618,029
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............ $108,047,833
                                                                 ============

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                               JANUARY 31, 2000   YEAR ENDED
                                                 (UNAUDITED)    JULY 31, 1999
INCREASE (DECREASE) IN NET ASSETS
From Operations:
 Net investment income........................  $    5,494,715  $    7,958,967
 Net realized gain on investments.............       1,935,089      15,875,272
 Net change in unrealized appreciation of in-
  vestments...................................     100,618,029     163,202,630
                                                --------------  --------------
 Net Increase in Net Assets Resulting from Op-
  erations....................................     108,047,833     187,036,869
                                                --------------  --------------
Transactions in Investors' Beneficial
 Interest:
 Additions....................................     294,103,369     531,746,685
 Reductions...................................    (105,440,155)    (13,614,408)
                                                --------------  --------------
 Net Increase in Net Assets from Transactions
  in Investors' Beneficial Interests..........     188,663,214     518,132,277
                                                --------------  --------------
Total Increase in Net Assets..................     296,711,047     705,169,146
NET ASSETS:
 Beginning of period..........................   1,347,404,781     642,235,635
                                                --------------  --------------
 End of period................................  $1,644,115,828  $1,347,404,781
                                                ==============  ==============

                              FINANCIAL HIGHLIGHTS

                            SIX MONTHS
                               ENDED                          FOR THE YEARS ENDED JULY 31,
                          JANUARY 31, 2000     -----------------------------------------------------------
                            (UNAUDITED)           1999                 1998            1997         1996
Net Assets (000's)......     $1,644,116         $1,347,405           $642,236        $292,359     $100,401
Ratio of net investment
 income to average net
 assets.................           0.73%(1)             0.84%(1)         1.05%(2)        1.34%        1.48%(4)
Ratio of expenses to
 average net assets.....           0.22%(1)(3)          0.24%(1)(3)      0.24%(1)(3)     0.29%(3)     0.59%(3)(4)
Portfolio turnover rate.              2%                    8%              5%              1%           5%

(1) Reflects a voluntary expense reimbursement and fee waiver of 0.01% by the Manager. Had the manager not waived their fee and reimbursed expenses, the annualized ratios of net investment income and expense to average net assets for the six months ended January 31, 2000 would have been 0.72% and 0.23%, respectively, and for the year ended July 31, 1999 would have been 0.83% and 0.25%, respectively.
(2) Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived their fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998 would have been 1.04% and 0.25%, respectively.
(3) Ratio of expenses to average net assets for the years ended July 31, 1999, 1998, 1997 and 1996 include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.20% for the six months ended January 31, 2000 and 0.20%, 0.20%, 0.25% and 0.50% for the years ended July 31, 1999, 1998, 1997 and 1996, respectively.
(4) Had the Expense Payment Agreement and Sponsor Arrangement not been in place, the ratios of net investment income and expense for the years ended July 31, 1996 would have been 1.14% and 0.85% respectively.
(5) Reflects a voluntary waiver of fees by the Administrator and Adviser due to the limitations set forth in the Expense Reimbursement Agreement. Had the Administrator and Adviser not waived their fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1995 would have been 1.75% and 0.53% respectively.

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                                January 31, 2000
                                  (unaudited)

NOTE 1--Organization and Significant Accounting Policies
  Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10,1990 and began investment operations on June 3, 1991.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Portfolio's significant accounting policies.
  (A) Valuation of Investments: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.
  (B) Dividend Income: Dividend income is reported on the ex-dividend date.
  (C) Federal Taxes: The Index Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Portfolio will be taxed on its share of the Index Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.
  (D) Other: Investment transactions are accounted for on the trade date.
      Gains and losses are determined on the basis of identified cost.


NOTE 2--Transactions With Affiliates
  (A) Manager. Domini Social Investments LLC ("DSIL" or the "Manager") is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by the Manager consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Index Portfolio. For its services under the Management Agreement, the Manager receives from the Index Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%.
  (B) Submanager. Mellon Equity provides investment submanagement services to the Index Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. Mellon Equity does not determine the composition of the Domini Social Index.

NOTE 3--Investment Transactions
Cost of purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended January 31, 2000 aggregated $189,841,588 and $26,354,461, respectively. Custody fees of the Portfolio were reduced by $152,700 which was compensation for uninvested cash left on deposit with the custodian.

                       THIS PAGE INTENTIONALLY LEFT BLANK
                                   YOUR NOTES

                       THIS PAGE INTENTIONALLY LEFT BLANK
                                   YOUR NOTES

--------------------------------------------------------------------------------
                                                              Semi-Annual Report
--------------------------------------------------------------------------------

INVESTMENT ADVISER (Balanced Fund)
AND ADMINISTRATOR
Green Century Capital Management, Inc.
29 Temple Place
Boston, MA 02111
1-800-93-GREEN
                                                   [LOGO OF GREEN CENTURY FUNDS]
INVESTMENT SUBADVISER (Balanced Fund)
Winslow Management Company
60 State Street
Boston, MA 02109

INVESTMENT MANAGER (Index Portfolio)
Domini Social Investments LLC
11 West 25th Street
New York, NY 10010

INVESTMENT SUBMANAGER (Index Portfolio)
Mellon Equity Associates
500 Grant Street, Suite 3700
Pittsburgh, PA 15258-0001

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR and DISTRIBUTOR
Sunstone Financial Group, Inc. (Subadministrator)
Sunstone Distribution Services, LLC (Distributor)
207 East Buffalo Street, Suite 400
Milwaukee, WI 53202

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, IN 46204-1806

COUNSEL TO GREEN CENTURY CAPITAL MANAGEMENT, INC.
Goulston & Storrs                                               January 31, 2000
400 Atlantic Avenue
Boston, MA 02110

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110                                                   Balanced Fund
================================================================================
[LOGO OF GREEN CENTURY FUNDS]                                        Equity Fund

  An investment for your future.
Printed on recycled paper with soy-based ink.